Business Combinations - Schedule of Summary of Fair Value Consideration Transferred (Details) - ASP Acuren Acquisition $ in Thousands, € in Millions		12 Months Ended
	Jul. 30, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Business Combination [Line Items]
Cash consideration	€ 1,900	$ 1,871,642	€ 1,880
Equity consideration		4,000
Total estimated consideration	€ 1,900	1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		49,456
Accounts receivables, net		270,849
Prepaid and other current assets		9,302
Property, plant and equipment, net		199,760
Lease assets		27,530
Intangible assets, net		775,000
Other assets		13,674
Deferred tax asset		813
Accounts payable		(17,035)
Accrued expenses and other current liabilities		(76,446)
Deferred tax liability		(167,944)
Lease obligations		(54,900)
Other liabilities		(20,016)
Total identifiable net assets		1,010,043
Goodwill		$ 865,599